Fair Value of Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value of Financial Instruments (Textual) [Abstract]
Fair value assets measured on non-recurring basis	$ 0
Liabilities measured at fair value on a recurring or non-recurring basis	$ 0	$ 0